Related Party Transactions and Balances (Details) - Schedule of balance with related parties - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2022	Mar. 31, 2022
Related Party Transactions and Balances (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	[1]	$ 1,512,129
Mr. Huaixi Yang [Member]
Related Party Transactions and Balances (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	[1]		3,378
Sunx Global Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	[2]	30,580	30,647
WSYQR Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of balance with related parties [Line Items]
Balance with related parties	[3]	$ 68,624	$ 65,398

[1]	The balances due from Mr. Huaixi Yang represented the payment on behalf of the related party for his trading securities investment through a broker dealer.
[2]	The balances due to Sunx Global Limited represented the bank balances held on behalf of the related party that were received by the Company for its futures and securities investments.
[3]	The balances due to WSYQR Limited represented the bank balances held on behalf of the related party that were received by the Company for its structure note investments.